Document and Entity Information	Aug. 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2024
Entity Registrant Name	ELIEM THERAPEUTICS, INC.
Entity Central Index Key	0001768446
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40708
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2273741
Entity Address, Address Line One	2801 Centerville Road 1st Floor
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808-1609
City Area Code	1-877
Local Phone Number	354-3689
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ELYM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false